Stock-Based Compensation (Details) - Schedule of stock-based compensation expense and its allocation within the accompanying unaudited condensed consolidated statements of operations and comprehensive loss - USD ($)
$ in Thousands
	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 01, 2023	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Loss from discontinued operations, net of tax	$ (8,404)			$ (20,953)		$ (1,454)
Total stock-based compensation expense				2,321	217	433	200	109
Share-Based Payment Arrangement [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Loss from discontinued operations, net of tax		$ 535		1,835		470	0	0
Total stock-based compensation expense		2,114	85	4,156	217	903	200	109
Share-Based Payment Arrangement [Member] | Cost of revenues [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense gross		20	1	51	6	22	19	8
Share-Based Payment Arrangement [Member] | Sales and marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense gross		143	37	337	91	168	68	37
Share-Based Payment Arrangement [Member] | General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense gross		$ 1,416	$ 47	$ 1,933	$ 120	$ 243	$ 113	$ 64